Finance Lease Liabilities, Net - Schedule of Minimum Lease Payments Under Finance Lease Agreements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Less: Finance charges	$ (17,228)	$ (34,742)
Present value of finance lease liabilities, net	218,118	327,593
Within 1 year [Member]
Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Finance lease payments	107,498	126,042
After 1 year but within 5 years [Member]
Schedule of Minimum Lease Payments Under Finance Lease Agreements [Line Items]
Finance lease payments	$ 127,848	$ 236,293